OTHER INCOME, NET (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Analysis of income and expense [abstract]
Loss on disposal of non core mining interests and plant and equipment (note 18)	$ (992)	$ (1,007)
Change in fair value of warrant investments	1,618	0
Realized gain on sale of JDS Silver	793	0
Recognition of deferred premium on flow through shares (note 24(a))	3,070	897
Unrealized and realized foreign exchange (loss) gain, net	(2,209)	429
Other income	1,096	(109)
Other income, net	$ 3,376	$ 210